Loss Before Income Tax - Schedule of Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit expenses:
Wages and salaries	$ 240,000	$ 266,559	$ 279,690
Staff welfare		242	6,032
Defined contribution superannuation plan expenses			3,425
Employee benefit expenses	240,000	266,801	289,147
Executive directors’ remuneration	12,000	3,435	228,400
Non-executive directors’ remuneration	34,887	68,296
Total remuneration	46,887	71,731	228,400
Total employee benefit expenses	286,887	338,532	517,547
Depreciation and amortization of non-current assets:
Total depreciation and amortization		1,441,653	789,282
Other Expenses:
Other expenses	3,694	62,780	198,434
Operating assets written off			745,180
Inventory written off			37,029
Bad debts written off (recovery)			39,375
Rental expense on operating lease			59,447
Amount due from associate written off			68,313
Selling costs			1,652
Total other expense	3,694	62,780	1,149,430
Other loss/ (gains):
Exchange loss/ (gain), net	790	6,965	(14,885)
Gain on disposal of subsidiaries		(352,889)
Total other loss/ (gains)	790	(345,924)	(14,885)
Audit expenses	131,949	126,401	161,369
Legal and professional fees	202,579	87,844	429,254
Consulting expenses	212,700	256,017	598,485
Total legal and professional expenses	547,228	470,262	1,189,108
Machinery [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization		1,437,334	784,000
Office furniture and equipment [Member]
Depreciation and amortization of non-current assets:
Total depreciation and amortization		$ 4,319	$ 5,282